REVENUES - Revenues by Geography (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 5,775	$ 6,007	$ 11,481	$ 12,064
Other revenues	722	688	1,452	1,380
Total revenues	6,497	6,695	12,933	13,444
Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,661	1,974	3,241	4,039
Other revenues	455	405	921	832
Total revenues	2,116	2,379	4,162	4,871
Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	495	485	986	955
Other revenues	267	279	531	540
Total revenues	762	764	1,517	1,495
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,619	3,548	7,254	7,070
Other revenues	0	4	0	8
Total revenues	3,619	3,552	7,254	7,078
United States
Disclosure of operating segments [line items]
Revenues from contracts with customers	2,112	2,108	4,177	4,186
United States | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	400	398	809	809
United States | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	188	184	382	366
United States | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,524	1,526	2,986	3,011
Europe
Disclosure of operating segments [line items]
Revenues from contracts with customers	942	967	1,989	1,962
Europe | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0	0
Europe | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	127	129	254	256
Europe | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	815	838	1,735	1,706
Australia
Disclosure of operating segments [line items]
Revenues from contracts with customers	658	1,046	1,250	2,159
Australia | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	578	962	1,097	2,007
Australia | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	53	53	102	94
Australia | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	27	31	51	58
Brazil
Disclosure of operating segments [line items]
Revenues from contracts with customers	642	531	1,244	1,027
Brazil | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	276	225	542	433
Brazil | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	3	3	9	12
Brazil | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	363	303	693	582
United Kingdom
Disclosure of operating segments [line items]
Revenues from contracts with customers	432	453	867	912
United Kingdom | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	289	299	573	611
United Kingdom | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	77	77	152	150
United Kingdom | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	66	77	142	151
Mexico
Disclosure of operating segments [line items]
Revenues from contracts with customers	362	299	678	586
Mexico | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	1	0
Mexico | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0	0
Mexico | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	362	299	677	586
Canada
Disclosure of operating segments [line items]
Revenues from contracts with customers	244	227	492	457
Canada | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	115	87	213	166
Canada | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	16	11	26	23
Canada | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	113	129	253	268
Other
Disclosure of operating segments [line items]
Revenues from contracts with customers	383	376	784	775
Other | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	3	3	6	13
Other | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	31	28	61	54
Other | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 349	$ 345	$ 717	$ 708